Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Liabilities

Net deferred tax liabilities consist of the following components as of December 31, 2014 and 2013:

	2014	2013

Deferred tax assets:
NOL Carryover	$314,000	$15,067
Deferred Rent	2,300	-
Accrued Payroll	115,200	-
Contingent Liability	31,500	-
Deferred tax liabilities
Depreciation	(300)	-
Valuation allowance	(462,700)	(15,067)
Net deferred tax asset	$-	$-

Schedule of Pretax From Continuing Operations

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2014 and 2013 due to the following:

	2014	2013

Book Income	$(468,900)	$(158,656)
Depreciation	(300)	-
Contributed Services		143,820
Non-Deductible Expenses	-	709
Meals & Entertainment	2,500	-
Stock for Expense Accounts	21,000	-
Contributed Interest Expense	900	-
Gain/Loss on settlement of debt through equity	(400)	-
Deferred Rent	-	-
Accrued Payroll	115,200	-
Related Party Interest	-	-
Contingent Liability	31,500	-
Valuation allowance	298,500	14,127
	$-	$-